Consolidated statements of cash flows - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income	€ 2,225,657,000	€ 1,554,534,000	€ 1,420,052,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	724,847,000	735,479,000	701,536,000
Change in deferred taxes, net	89,171,000	(203,046,000)	232,000
(Gain) loss on sale of fixed assets and investments	807,106,000	94,123,000	5,381,000
Compensation expense related to share-based plans	10,745,000	46,811,000	27,433,000
Investments in equity method investees, net	28,369,000	57,009,000	52,948,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(188,866,000)	(194,087,000)	(246,926,000)
Inventories	(157,092,000)	(62,692,000)	(60,230,000)
Other current and non-current assets	(95,251,000)	176,115,000	47,314,000
Accounts receivable from related parties	18,376,000	95,025,000	(71,773,000)
Accounts payable to related parties	4,480,000	(110,375,000)	120,745,000
Accounts payable, provisions and other current and non-current liabilities	363,910,000	638,501,000	347,073,000
Paid interest	311,971,000	340,632,000	354,246,000
Received interest	56,809,000	37,601,000	44,602,000
Income tax payable	514,957,000	644,866,000	565,396,000
Paid income taxes	358,386,000	675,157,000	550,906,000
Net cash provided by (used in) operating activities	2,061,911,000	2,191,811,000	1,931,973,000
Investing activities
Purchases of property, plant and equipment	1,057,276,000	944,460,000	930,520,000
Proceeds from sale of property, plant and equipment	54,529,000	103,225,000	15,957,000
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	925,267,000	565,694,000	521,800,000
Proceeds from divestitures	(1,682,975,000)	(415,388,000)	(190,247,000)
Net cash provided by (used in) investing activities	(245,039,000)	(991,541,000)	(1,246,116,000)
Financing activities
Proceeds from short-term debt	650,634,000	443,996,000	805,191,000
Repayments of short-term debt	205,790,000	241,309,000	342,505,000
Proceeds from short-term debt from related parties	217,646,000	122,079,000	124,300,000
Repayments of short-term debt from related parties	37,746,000	116,079,000	138,800,000
Proceeds from long-term debt and capital lease obligations	612,388,000	582,311,000	2,071,000
Repayments of long-term debt and capital lease obligations	1,076,204,000	1,099,329,000	662,823,000
Increase (decrease) of accounts receivable securitization program	298,912,000	(157,564,000)	(112,025,000)
Proceeds from exercise of stock options	47,404,000	47,591,000	47,467,000
Purchase of treasury stock	37,221,000	57,938,000	0
Dividends paid	324,838,000	293,973,000	244,251,000
Distributions to noncontrolling interests	296,293,000	386,340,000	294,302,000
Contributions from noncontrolling interests	67,196,000	42,797,000	71,910,000
Net cash provided by (used in) financing activities	(681,736,000)	(798,630,000)	(519,717,000)
Effect of exchange rate changes on cash and cash equivalents	32,387,000	(132,413,000)	38,012,000
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	1,167,523,000	269,227,000	204,152,000
Cash and cash equivalents at beginning of period	978,109,000	708,882,000
Cash and cash equivalents at end of period	€ 2,145,632,000	€ 978,109,000	€ 708,882,000